Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 Rate MMBbls Bcf MMBoe	Dec. 31, 2016 MMBbls Bcf MMBoe	Dec. 31, 2015 MMBbls Bcf MMBoe
Disclosure of discounted future net cash flow [Line Items]
Extension and discoveries of proved development reserves	26	42	54
Extension and discoveries of proved undevelopment reserves	54	79	93
Net proved reserves of oil equivalent, Improved recovery	32	35	23
Proved developed reserves of sales and acquisition	2.3	19.5
Revised proved reserves	96	89	71
Proved developed reserves reduced due to lower average oil price	105	105
Proved undeveloped reserves revisions of previous estimates of economic conditions decreases	20	45
Proved developed reserves revisions of previous estimates increases by liquids and gas production performance	25	68	56
Proved developed reserves revisions of previous estimates increases by well performance	48	80
Proved reserves revisions of previous estimates of feasibility studies increases	5.6	12
Proved reserves revisions of previous estimates of Production and forecast Decreases	7	10	10
Net proved reserves of sales and acquisition		30.7
Proved undeveloped reserves of sales and acquisition		11.2
Net proved reserves declined after sales and acquisition			16.3
Proved developed reserves declined after sales and acquisition			(8.2)
Proved undeveloped reserves declined after sales and acquisition			(8.1)
Percentage of discount rate	10.00%
Selling exchange rate | Rate	18.599
Golfo San Jorge basin [Member]
Disclosure of discounted future net cash flow [Line Items]
Proved developed reserves of oil equivalent, Improved reserves	5.6	8	8
Proved undeveloped reserves of oil equivalent, Improved reserves	9.6	17	5
Proved developed reserves reduced due to lower average oil price	(25)	(40)
Proved undeveloped reserves revisions of previous estimates of economic conditions decreases	(3)	(16)
Proved developed reserves revisions of previous estimates increases by well performance	14	42
Proved reserves revisions of previous estimates of feasibility studies increases	3.5	2
Revision due to reservoirs current performance			17
Proved reserves removed due to impact of lower average oil prices			21
Neuquina basin [Member]
Disclosure of discounted future net cash flow [Line Items]
Proved developed reserves of oil equivalent, Improved reserves	5.4	7	5
Proved undeveloped reserves of oil equivalent, Improved reserves	10	2	3
Proved developed reserves reduced due to lower average oil price	(60)	(43)
Proved undeveloped reserves revisions of previous estimates of economic conditions decreases	(15)	(15)
Proved developed reserves revisions of previous estimates increases by well performance	31	27
Proved developed reserves revisions of previous estimates decreases by well performance	23	12
Proved reserves revisions of previous estimates of feasibility studies increases	2.1	10
Revision due to reservoirs current performance			21
Golfo San Jorge And Neuquina Basins [Member]
Disclosure of discounted future net cash flow [Line Items]
Proved reserves revisions of previous estimates of WO jobs performance increases	4.2
Crude oil [Member]
Disclosure of discounted future net cash flow [Line Items]
Extension and discoveries of proved development reserves | MMBbls	7.4	15.5	20
Extension and discoveries of proved undevelopment reserves | MMBbls	11.7	29	24
Revised proved reserves | MMBbls	71	75	31
Proved developed reserves revisions of previous estimates increases by liquids and gas production performance | MMBbls			29.3
Revision due to reservoirs current performance | MMBbls			8.8
Proved reserves removed due to impact of lower average oil prices | MMBbls			9.4
Natural Gas Liquids [Member]
Disclosure of discounted future net cash flow [Line Items]
Extension and discoveries of proved development reserves | MMBbls	1.9	3.8	2
Extension and discoveries of proved undevelopment reserves | MMBbls	3.4	7	8
Revised proved reserves | MMBbls	4	5	9
Proved developed reserves revisions of previous estimates increases by liquids and gas production performance | MMBbls			5.7
Revision due to reservoirs current performance | Bcf			47.4
Natural gas [Member]
Disclosure of discounted future net cash flow [Line Items]
Extension and discoveries of proved development reserves | Bcf	94	128.8	178
Extension and discoveries of proved undevelopment reserves | Bcf	219	242	342
Revised proved reserves | Bcf	161	110	175
Proved developed reserves revisions of previous estimates increases by liquids and gas production performance | Bcf			117
Proved reserves removed due to impact of lower average oil prices | Bcf			64.6
Cuyana basin [Member]
Disclosure of discounted future net cash flow [Line Items]
Proved developed reserves reduced due to lower average oil price	(14)	(8)
Proved undeveloped reserves revisions of previous estimates of economic conditions decreases		(2)
Austral basin [Member]
Disclosure of discounted future net cash flow [Line Items]
Proved developed reserves reduced due to lower average oil price		(14)
Proved undeveloped reserves revisions of previous estimates of economic conditions decreases		(12)